Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Share-based compensation to non-executive directors	$ 682	$ 56